Loans receivables, net of credit impairment losses (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of loans receivables
	As at December 31,
	2018	2019
	RMB’000	RMB’000

Loans receivable at amortized cost(1)	823,770	765,034
Accrued interest	153,181	273,923
Gross loans receivable	976,951	1,038,957
Less: Credit impairment losses	(397,297)	(423,773)
Loans receivable, net of credit impairment losses	579,654	615,184

Schedule of changes in credit impairment losses of loans receivable
	As at December 31,
	2018	2019
	RMB’000	RMB’000

Credit impairment losses as at January 1	26,724	397,297
Changes on initial application of IFRS 9	304,238	-
Transfer from interest receivable credit impairment losses	-	1,782
Charge to statement of profit	67,574	24,694
Write-off	(1,239)	-
Credit impairment losses as at December 31	397,297	423,773